Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2022
Income tax incurred and deferred:
Income tax incurred and deferred:

Note 13 - Income tax incurred and deferred:

The Company does not consolidate its results for tax purposes.

a.	Income Tax (IT)

Mexico:

In 2020, 2021 and 2022, the Company determined tax profits in its subsidiaries in the amounts of Ps.2,163,740, Ps.6,045,955 and Ps.9,997,669, respectively. In 2020, 2021 and 2022, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.3,196, Ps.192,040 and Ps.127,046, respectively.

The subsidiaries that at December 31, 2020, 2021 and 2022, have not assessed IT due to the tax loss carryforwards, are Cozumel, Minatitlán and Tapachula Airports.

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes the applicable income tax rate of 30% on taxable income.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined at December 31, 2021 and 2022, it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

Aerostar:

In 2020 the Company determined tax losses for Ps.660,404 and determined in 2021 and 2022 tax profit for Ps.88,577 and Ps.370,213, respectively, which partially compensated by amortization of tax losses for Ps.79,720 and Ps.333,191, respectively. Aerostar maintains an agreement with the Department of the Treasury of Puerto Rico in which its operations are subject to income taxes of Puerto Rico of 10% under the provisions of Section 12 (a) of the Public Private Partnership Law (Law) enacted in June 2009.

Airplan:

The Company determined taxable income (liquid income) in accordance with the tax law of Colombia for the fiscal year, 2020, 2021 and 2022 of Ps.9,133, Ps.241,490 and Ps.1,078,391, respectively.

The Company is subject to income taxes in Colombia of 32% in 2020, 31% 2021 and 35% in 2022. The company determined an income tax of Ps.2,916 in 2020, Ps.74,862 in 2021 and Ps.377,437 in 2022, respectively.

According to Article 188 of the Colombian Tax Code, for income tax purposes, it is assumed that the taxpayer's net income is not less than 3.5% of his net worth, on the last day of the immediately preceding taxable year. The percentage of presumptive taxable income referred to in this article will be reduced to 0.5% in taxable year 2020; and reduced to 0%, as of taxable year 2021.

Tax Reform Law No. 1943, dated December 28, 2018, sets forth the following rates applicable to corporate taxable income: 32% for fiscal year 2020, and 31% for fiscal year 2021. The Tax Reform Law 2155 of September 14, 2021 article 7 determined that as of the year 2022 it will be 35% on the net taxable income.

The IT provision at December 31, 2020, 2021 and 2022 is as follows:

	December 31,
	2020		2021		2022
Mexico:
Current IT	Ps.	631,471	Ps.	1,749,031	Ps.	2,961,187
Deferred IT		117,924		(128,254)		(169,080)
IT provision Mexico	Ps.	749,395	Ps.	1,620,777	Ps.	2,792,107
Aerostar:
Current Income Tax	Ps.	(16)	Ps.	886	Ps.	3,703
Deferred Income Tax		42,546		37,979		38,160
IT provision Aerostar	Ps.	42,530	Ps.	38,865	Ps.	41,863
Airplan:
Current IT	Ps.	2,916	Ps.	74,862	Ps.	377,437
Deferred IT		(65,686)		(5,997)		227,402
IT provision Airplan	Ps.	(62,770)	Ps.	68,865	Ps.	604,839
Total IT provision	Ps.	729,155	Ps.	1,728,507	Ps.	3,438,809

The reconciliation between the statutory and effective income tax rates is shown as follows:

	December 31,
	2020		2021		2022

Consolidated income before provision for IT	Ps.	2,855,692	Ps.	8,126,035	Ps.	14,084,733
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		(65,672)		(1,418,186)		(3,183,555)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		4,337		(170,247)		(140,921)
Income before provisions for income taxes		2,794,357		6,537,602		10,760,257
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		838,307		1,961,281		3,228,077
Non-deductible items and other permanent differences		10,496		7,853		14,133
Annual adjustment for tax inflation		(18,958)		(33,603)		(82,517)
Accounting disconnect inflation		(80,450)		(314,754)		(367,587)
Effect by difference in rate of IT Aerostar		42,530		38,865		41,863
Effect by difference in rate of IT Airplan		(62,770)		68,865		604,839
IT provision	Ps.	729,155	Ps.	1,728,507	Ps.	3,438,809
Effective IT rate		26%		26%		32%

The following are the principal temporary differences with respect to deferred tax:

	Year ended
	December 31,
	2021		2022
Deferred income tax asset:
Temporary liabilities	Ps.	57,201	Ps.	72,439
Fair value of long-term debt (Bank loan)		149,120		84,774
Allowance for doubtful accounts		57,962		60,775
		264,283		217,988
Deferred income tax payable:
Fixed and intangible assets (*)		(3,111,403)		(2,898,475)
Temporary assets		(197,104)		(291,829)
Amortization of expenses		(408)		(206)
		(3,308,915)		(3,190,510)
Deferred income tax liability - Net	Ps.	(3,044,632)	Ps.	(2,972,522)

(*)Includes Ps. 1,100,265 and Ps.1,083,114 from Aerostar from the periods 2021 and 2022, and Ps.587,845 and Ps.701,966 from Airplan in 2021 and 2022, respectively.

The net movements of the deferred tax asset and liability for the year are as follows:

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total

Balances as of January 1, 2021	Ps.	(66,609)	Ps.	3,101,892	Ps.	96,740	Ps.	33,122	Ps.	3,165,145
Conversion revaluation effect
Airplan and Aerostar						(61,018)		36,777		(24,241)
Consolidated income statement:
Airplan		11,390		28,642		(1,089)		(44,940)		(5,997)
Aerostar				39,709		(1,730)				37,979
México		(2,743)		(91,743)				(33,768)		(128,254)
		8,647		(23,392)		(2,819)		(78,708)		(96,272)
Balances as of December 31, 2021	Ps.	(57,962)	Ps.	3,078,500	Ps.	32,903	Ps.	(8,809)	Ps.	3,044,632
Conversion revaluation effect
Airplan and Aerostar						(117,978)		(50,614)		(168,592)
Consolidated income statement:
Airplan		(1,123)		9,298		2,648		216,579		227,402
Aerostar				38,982		(822)				38,160
México		(1,690)		(145,056)				(22,334)		(169,080)
		(2,813)		(96,776)		1,826		194,245		96,482
Balances as of December 31, 2022	Ps.	(60,775)	Ps.	2,981,724	Ps.	(83,249)	Ps.	134,822	Ps.	2,972,522

b.	Return of Asset Tax (AT) in accordance with the Law on Flat Rate Business Tax (Flat Tax Law or LIETU) in Mexico.

AT in excess of IT effectively paid until December 31, 2007, (date on which AT was repealed) is subject to refund in accordance with the procedure established in the Flat Tax Law in the following ten periods up to 10% of the total AT paid and not yet recovered, without it exceeding the difference between the IT paid in the period and the AT paid in the previous three years, whichever is lower, in accordance with the Flat Tax Law, when IT incurred is higher than AT in any of those years, and it is subject to restatement through the application of “National Consumer Price Index” Mexican factors. The last year that the AT can be recovered is 2017.

During fiscal year 2022 the Company did not obtain recovery and on 2021, the Company obtained the recovery of AT for Ps.416, with recognition in the results as revenue.

Recoverable taxes

At December 31, 2021 and 2022, the tax credits are as of Ps.142,970 and Ps.181,619, respectively.

Aerostar Tax loss Carry forwards:

Aerostar had cumulative tax loss carry forwards for which deferred tax has not been recognized and whose right to be amortized against future taxable income expires as shown below:

	USD
	thousand		Year of
Year of loss	Amount		expiration
2013	Ps.	22,832	2023
2014		24,189	2024
2015		28,532	2025
2016		27,736	2026
2017		22,247	2027
2018		10,600	2028
2020		30,725	2030
Total	Ps.	166,861

Temporary differences not recognized

Temporary difference related to investments in subsidiaries for which no liabilities have been recognized for deferred income tax shown as follows:

	December 31,
	2021		2022
Undistributed utilities	Ps.	4,903,164	Ps.	4,911,412
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	1,470,949	Ps.	1,473,424

This tax could be subject to the application of tax treaties existing in the countries of origin.